OPTIONS (Details 1)	12 Months Ended
Jun. 30, 2019 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Options outstanding	1,750,000
Grant Date One
Statement Line Items [Line Items]
Expiry date	Jan. 15, 2021
Options outstanding	1,000,000
Options exercisable	1,000,000
Exercise price | $ / shares	$ 0.40
Fair value expense | $	$ 377,024
Grant Date Two
Statement Line Items [Line Items]
Expiry date	Mar. 08, 2021
Options outstanding	750,000
Options exercisable	750,000
Exercise price | $ / shares	$ 1.15
Fair value expense | $	$ 800,703